Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2013
Registrant Name	FIRST INVESTORS INCOME FUNDS
Central Index Key	0000740967
Amendment Flag	false
Document Creation Date	Oct. 09, 2013
Document Effective Date	Oct. 17, 2013
Prospectus Date	Apr. 03, 2013